DLA Piper US LLP 4141 Parklake Avenue, Suite 300 Raleigh, North Carolina 27612-2350 www.dlapiper.com

Jeffrey M. Sullivan jeff.sullivan@dlapiper.com T 919.786.2003 F 919.786.2200

April 22, 2008

VIA EDGAR

United States Securities and Exchange Commission

100 F Street N.E.

Mail Stop 4561

Washington, DC 20549

Attn:	Michael E. McTiernan, Special Counsel

	Re:	Hatteras Financial Corp. Registration Statement on Form S-11 Filed on February 20, 2008 and amended on March 25, 2008 and April 14, 2008 File No. 333-149314

Dear Mr. McTiernan:

As counsel to Hatteras Financial Corp. (the “Company”) and in connection with your comment letter dated April 21, 2008, regarding the Company’s registration statement on Form S-11 (registration no. 333-149314), we are transmitting herewith for filing, pursuant to the Securities Act of 1933, amendment no. 3 to the registration statement (the “Amendment”).

In addition, attached as Schedule A are the Company’s responses to your comment letter dated April 21, 2008. For your convenience, we have reproduced in the schedule each of your numbered comments before the Company’s response thereto.

We are forwarding a courtesy package to you, Mr. Byron N. Cooper, Mr. Wilson Lee and Ms. Linda Van Dorn. The courtesy package includes this letter and marked and unmarked copies of the Amendment. The marked copy shows changes from amendment no. 2 to the registration statement filed on April 14, 2008.

United States Securities and Exchange Commission

April 22, 2008

If you have any further questions concerning the Amendment, please contact me at (919) 786-2003.

Sincerely,

/s/ Jeffrey M. Sullivan
Jeffrey M. Sullivan

cc:

Securities and Exchange Commission

    Byron N. Cooper

    Wilson Lee

    Linda Van Dorn

Hatteras Financial Corp.

    Michael R. Hough

    Benjamin M. Hough

    Kenneth A. Steele

Hunton & Williams LLP

    David C. Wright

    Christopher C. Green

DLA Piper US LLP

    Karolyn E. Camden

    Robert J. LeDuc

Schedule A

Financial Statements and Notes

General

1.	Comment: We note interim financial information as of and for the three months ended March 31, 2008 is labeled “Un-audited” on the face of your financial statements. Within your note disclosures, please also revise to label any interim financial information as of and for the three months ended March 31, 2008 as un-audited.

Response: We have revised the disclosure in the notes to the financial statements in response to your comment.

Note 2 – Summary of Significant Accounting Policies

Interim Financial Information

2.	Comment: Please include a note disclosure to state that in the opinion of management the un-audited interim financial statements reflect all adjustments necessary for a fair statement of results for the interim periods. If all adjustments are of a normal and recurring nature, a statement to that effect should also be made. Refer to Rule 10-01(b)(8) of Regulation S-X.

Response: We have revised the disclosure on page F-7 in response to your comment.